IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2019
IMPAIRMENT (Tables) [Line Items]
Disclosure of Impairment Loss and Reversal of Impairment Loss [text block]
2017 £m
Impairment losses on loans and receivables:
Loans and advances to customers	696
Debt securities classified as loans and receivables	(6)
Total impairment losses on loans and receivables	690
Impairment of available-for-sale financial assets	6
Other credit risk provisions	(9)
Total impairment charged to the income statement	687

Accumulated impairment [member]
IMPAIRMENT (Tables) [Line Items]
Disclosure of impairment [text block]
				Purchased or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	–	604
Other changes in credit quality	6	2	939	(106)	841
Additions (repayments)	93	(41)	(60)	(87)	(95)
Methodology, model and assumption changes	33	(27)	8	–	14
Other items	(5)	–	3	–	(2)
	127	(66)	890	(193)	758
Total impairment	110	23	1,422	(193)	1,362

In respect of:
Loans and advances to banks	–	–	–	–	–
Loans and advances to customers	141	10	1,382	(193)	1,340
Due from fellow Lloyds Banking Group undertakings	(1)	–	41	–	40
Financial assets at amortised cost	140	10	1,423	(193)	1,380
Other assets	–	–	–	–	–
Impairment charge on drawn balances	140	10	1,423	(193)	1,380
Loan commitments and financial guarantees	(29)	13	(1)	–	(17)
Financial assets at fair value through other comprehensive income	(1)	–	–	–	(1)
Total impairment	110	23	1,422	(193)	1,362

				Purchased or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2018
Impact of transfers between stages	(10)	18	445	–	453
Other changes in credit quality	(23)	(14)	545	69	577
Additions (repayments)	19	(84)	27	(69)	(107)
Methodology, model and assumption changes	(71)	(21)	72	–	(20)
Other items	(13)	–	36	–	23
	(88)	(119)	680	–	473
Total impairment	(98)	(101)	1,125	–	926

In respect of:
Loans and advances to banks	1	–	–	–	1
Loans and advances to customers	(65)	(53)	1,129	–	1,011
Impairment charge on drawn balances	(64)	(53)	1,129	–	1,012
Loan commitments and financial guarantees	(20)	(48)	(4)	–	(72)
Financial assets at fair value through other comprehensive income	(14)	–	–	–	(14)
Total impairment	(98)	(101)	1,125	–	926